Income taxes - Income tax expense (Details)			12 Months Ended
	Nov. 27, 2020 USD ($)	Nov. 26, 2020 USD ($)	Aug. 31, 2022 CAD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2020 USD ($)
Income taxes
Income taxes at the applicable tax rate of 26.5% [2021 - 26.5%; 2020 - 15%]			$ (3,406,162)		$ (3,977,204)		$ (338,133)
Change in tax status following the initial public offering					(127,979)
Adjustment in respect of current and deferred income tax of previous year			(4,396)		(207,601)
Permanent differences			823,119		2,100,615		198,475
Temporary difference							160,967
Change in recognition of deferred income tax assets			2,816,417		2,317,759
Other			29,365
Total income tax expense			258,343		105,590		$ 21,309
Income taxes at the applicable tax rate (as a percent)	$ 26.5	$ 15		$ 26.5		$ 26.5		$ 15
Research and development expenditures for income tax			$ 1,439,000		$ 471,000